Miscellaneous (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of miscellaneous assets
Miscellaneous consist of the following at year end:

	2022	2021
Judicial deposits	$47,292	$37,377
Tax credits	13,394	12,289
Prepaid property and equipment	4,196	5,936
Notes receivable	4,346	3,942
Rent deposits	3,384	3,146
Others	9,050	8,752
	$81,662	$71,442